Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net income (loss)	$ (1,787,077)	$ (5,679,082)	$ 1,506,702
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation of property and equipment	582,643	515,982	404,881
Amortization of intangible assets	24,779	6,213
Amortization of right-of-use assets	128,427	1,031	97,095
Gain on short-term investments	(4,685)
Share-based compensation expenses		4,408,200
Impairment loss on long-term investments	1,356,618	1,121,382
Provision for impairment of inventory	85,646	55,510	5,936
Provision for impairment of contract costs	15,201	11,827
Allowance for credit losses	42,548	(6,650)	(5,079)
Deferred income tax	(52,534)	(21,916)	254,224
Loss on disposal of property and equipment	69,297	24,905	648
Changes in operating assets and liabilities:
Accounts receivable	(727,322)	(705,865)	(1,129,372)
Other receivables-bank acceptance notes	(553,016)	(511,554)	302,846
Advances to suppliers	75,453	196,125	(151,983)
Other receivables	(32,280)	28,631	(35,657)
Inventories	(428,455)	(39,787)	(180,335)
Contract costs	33,102	(109,388)
Accounts payable	1,538,831	75,993	348,641
Advances from customers	(412,310)	120,746	343,470
Other payables	(183,980)	7,696
Payroll payable	279,829	134,421	(32,932)
Taxes payable	(76,875)	662,925	(269,691)
Amounts due to related parties	62,193	3,422	(70,819)
Prepayment for lease related deposits	(35,000)
Change in operating lease liabilities	(105,115)	(5,794)	(88,586)
Net cash provided by (used in) operating activities	(104,082)	294,973	1,299,989
Cash flows from investing activities
Purchase of property and equipment	(1,006,113)	(945,918)	(761,792)
Purchase of intangible asset		(37,698)
Proceeds from disposal of property and equipment	47,451	28,083
Purchase of long-term investment		(2,478,000)
Prepayment for acquisition related deposits	(14,951,955)
Purchase of short-term investments	(1,995,134)
Maturities of short-term investments	1,824,679
Net cash used in investing activities	(16,081,072)	(3,433,533)	(761,792)
Cash flows from financing activities
Proceeds from short-term loans	2,799,992	1,404,163	1,419,094
Repayment of short-term loans	(2,799,992)	(280,833)	(2,483,415)
Proceeds from initial public offering, net		3,293,096
Payments of deferred offering costs		(264,950)	(172,179)
Proceeds from third party loans	310,598
Cash receipts from equity issuance, net of issuance cost	15,211,891
Principal payments under finance lease obligations			(12,488)
Net cash provided by (used in) financing activities	15,522,489	4,151,476	(1,248,988)
Effect of foreign exchange rate change on cash and cash equivalents	34,942	11,563	(26,296)
Net increase (decrease) in cash and cash equivalents	(627,723)	1,024,479	(737,087)
Cash and cash equivalents at the beginning of the year	2,080,715	1,056,236	1,793,323
Cash and cash equivalents at the end of the year	1,452,992	2,080,715	1,056,236
Supplemental disclosures of cash flow information:
Interest paid	38,093	36,769	59,477
Income taxes paid	168,048	113,108	205,761
Non-cash investing activities:
Right-of-use assets acquired under operating lease	1,184,423	39,526
Liabilities incurred for purchases of property and equipment	745,665	208,651	21,257
Liabilities incurred for purchase of intangible assets		$ 36,859